Description of Plan - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	50.00%
Participant contribution, pretax, maximum annual compensation, amount	$ 23,500	$ 23,000
Catch up contributions	7,500	7,500
Higher catch-up limit	$ 11,250
Participant contribution, aftertax, maximum annual compensation to total compensation, percentage	50.00%
Participant contribution, pretax, annual compensation to total compensation, percentage	4.00%
Deferred contribution rate increase	10.00%
Vested profit sharing contribution rate	100.00%
Employee benefit plan, forfeited nonvested account	$ 27,000	59,000
Reduction in company contributions	50,000	0
Employee benefit plan, forfeited nonvested account reduced plan expenses	63,000	$ 98,000
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Maximum percentage of amount participants may borrow	50.00%
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Repayment term	5 years
Repayment term for principal residence	10 years
Minimum
EBP, Description of Plan [Line Items]
Deferred contribution rate increase	1.00%
Participant contribution, automatic, deferral rate	3.00%
Participant contribution, automatic, maximum deferral rate	6.00%
Maximum
EBP, Description of Plan [Line Items]
Deferred contribution rate increase	6.00%
Participant contribution, automatic, deferral rate	4.00%
Participant contribution, automatic, maximum deferral rate	10.00%